Contingent Consideration - Schedule of Changes in Carrying Value of Estimated Contingent Consideration (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 28, 2024	Dec. 30, 2023
Schedule of Changes in Carrying Value of Estimated Contingent Consideration [Line Items]
Contingent consideration, beginning of the year	$ 12,750	$ 4,065	$ 15,335
Additions for acquisitions	1,903	11,881
Reduction of liability for payments made	(275)	(3,790)	(2,600)
Decrease of liability related to re-measurement of fair value	(374)	594	(9,280)
Total contingent consideration, end of the period	14,004	12,750	4,065
Current portion of contingent consideration	10,809	5,554	3,922
Contingent consideration, less current portion	$ 3,195	$ 7,196	$ 143